Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Unamortized debt discount	$ 0	$ (372)
Net carrying amount	0	9,628
2019 Mezzanine Term Loan | Loans Payable
Debt Instrument [Line Items]
2019 Mezzanine Term Loan	$ 0	10,000
Net carrying amount		$ 10,000